Schedule of Stock Compensation Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Compensation and employee benefits	$ 41,523	$ 486,707	$ 141,954	$ 662,615	$ 796,565	$ 1,575,952
Professional services		100,000		688,993	688,993
Total	$ 41,523	$ 586,707	$ 141,954	$ 1,351,608	$ 1,485,558	$ 1,575,952